12. INCOME TAXES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets (liabilities)
Net operating loss carry-forwards	$ 1,124,700	$ 1,009,000
Capital losses	5,000	5,000
Office equipment	12,500	12,500
Oil and gas properties	281,000	281,000
Asset retirement obligation	52,300	41,500
Gross deferred tax assets	1,475,500	1,349,000
Valuation allowance	(1,475,500)	(1,349,000)
Net deferred tax asset